Segment information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income
Net revenue from sales and services		R$ 143,634,708		R$ 109,732,842		R$ 74,058,056
Transactions with third parties		143,634,708		109,732,842		74,058,056
Cost of products and services sold		(136,276,257)		(104,827,966)		(70,056,447)
Gross profit		7,358,451		4,904,876		4,001,609
Operating income (expenses)
Selling and marketing		(2,141,985)		(1,934,789)		(1,595,871)
Loss allowance (reversion) for expected credit losses				3,123		(15,281)
General and administrative expenses		(1,534,481)		(1,466,551)		(993,986)
Gain (loss) on disposal of property, plant and equipment and intangible assets		169,289		184,189		85,455
Other operating income (expenses), net		(514,522)		96,166		64,034
Operating income (loss)		3,336,752		1,787,014		1,545,960
Share of profit (loss) of subsidiaries, joint ventures and associates		12,181		(17,634)		(44,031)
Income (loss) before finance result and income and social contribution taxes		3,348,933		1,769,380		1,501,929
Depreciation of PP&E and amortization of intangible assets charges		732,241		653,118		595,531
Amortization of contractual assets with customers – exclusive rights		504,907		282,521		289,436
Amortization of right-of-use assets		288,419		260,716		242,670
Total of depreciation and amortization		1,525,567		1,196,355		1,127,637
Expenses related to restructuring activities		157,621		154,640		87,363
Elimination of intersegment amounts [member]
Income
Net revenue from sales and services		(272,574)		(214,715)		(193,046)
Transactions with third parties		(272,574)		(214,715)		(193,046)
Cost of products and services sold		266,122		194,118		133,384
Gross profit		(6,452)		(20,597)		(59,662)
Operating income (expenses)
Selling and marketing		0		0		0
Loss allowance (reversion) for expected credit losses				0		0
General and administrative expenses		6,452		20,597		59,662
Gain (loss) on disposal of property, plant and equipment and intangible assets		0		0		0
Other operating income (expenses), net		0		0		0
Operating income (loss)		0		0		0
Share of profit (loss) of subsidiaries, joint ventures and associates		0		0		0
Income (loss) before finance result and income and social contribution taxes		0		0		0
Depreciation of PP&E and amortization of intangible assets charges		0		0		0
Amortization of contractual assets with customers – exclusive rights		(346)		0		0
Amortization of right-of-use assets		0		0		0
Total of depreciation and amortization		(346)		0		0
Ipiranga [member]
Income
Net revenue from sales and services		131,337,966		99,382,617		66,133,035
Transactions with third parties		131,253,637		99,382,547		66,132,828
Cost of products and services sold		(126,569,490)		(96,110,408)		(63,609,871)
Gross profit		4,768,476		3,272,209		2,523,164
Operating income (expenses)
Selling and marketing		(1,552,636)		(1,409,350)		(1,164,779)
Loss allowance (reversion) for expected credit losses				23,536		2,863
General and administrative expenses		(828,753)		(846,441)		(568,963)
Gain (loss) on disposal of property, plant and equipment and intangible assets		168,709		183,862		78,952
Other operating income (expenses), net		(525,966)		74,574		44,195
Operating income (loss)		2,029,830		1,298,390		915,432
Share of profit (loss) of subsidiaries, joint ventures and associates		(10,052)		(859)		(932)
Income (loss) before finance result and income and social contribution taxes		2,019,778		1,297,531		914,500
Depreciation of PP&E and amortization of intangible assets charges		353,962		325,942		314,511
Amortization of contractual assets with customers – exclusive rights		503,751		280,975		287,800
Amortization of right-of-use assets		191,178		182,245		177,039
Total of depreciation and amortization		1,048,891		789,162		779,350
Ipiranga [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties		84,329		70		207
Ultragaz [member]
Income
Net revenue from sales and services		11,483,398		9,744,659		7,408,342
Transactions with third parties		11,480,697		9,740,657		7,403,632
Cost of products and services sold		(9,446,354)		(8,626,340)		(6,310,157)
Gross profit		2,037,044		1,118,319		1,098,185
Operating income (expenses)
Selling and marketing		(576,087)		(438,697)		(404,776)
Loss allowance (reversion) for expected credit losses				(20,482)		(18,514)
General and administrative expenses		(257,315)		(202,002)		(196,883)
Gain (loss) on disposal of property, plant and equipment and intangible assets		(1,381)		2,138		7,936
Other operating income (expenses), net		6,235		10,976		8,265
Operating income (loss)		1,208,496		470,252		494,213
Share of profit (loss) of subsidiaries, joint ventures and associates		13		(104)		(53)
Income (loss) before finance result and income and social contribution taxes		1,208,509		470,148		494,160
Depreciation of PP&E and amortization of intangible assets charges		239,204		211,014		192,241
Amortization of contractual assets with customers – exclusive rights		1,502		1,546		1,636
Amortization of right-of-use assets		56,177		46,579		41,015
Total of depreciation and amortization		296,883		259,139		234,892
Ultragaz [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties		2,701		4,002		4,710
Ultracargo [member]
Income
Net revenue from sales and services		867,148		713,096		644,177
Transactions with third parties		684,350		518,762		504,725
Cost of products and services sold		(340,621)		(285,406)		(270,010)
Gross profit		526,527		427,690		374,167
Operating income (expenses)
Selling and marketing		(12,701)		(9,213)		(7,278)
Loss allowance (reversion) for expected credit losses				69		370
General and administrative expenses		(134,208)		(127,117)		(122,965)
Gain (loss) on disposal of property, plant and equipment and intangible assets		(887)		(1,754)		(1,433)
Other operating income (expenses), net		3,330		3,876		8,898
Operating income (loss)		382,061		293,551		251,759
Share of profit (loss) of subsidiaries, joint ventures and associates		(3,880)		602		392
Income (loss) before finance result and income and social contribution taxes		378,181		294,153		252,151
Depreciation of PP&E and amortization of intangible assets charges		94,337		76,421		65,838
Amortization of contractual assets with customers – exclusive rights		0		0		0
Amortization of right-of-use assets		37,124		25,440		19,482
Total of depreciation and amortization		131,461		101,861		85,320
Ultracargo [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties		182,798		194,334		139,452
Reportable segments [member]
Income
Net revenue from sales and services		143,907,282		109,925,105		74,202,777
Transactions with third parties		143,634,708		109,726,699		74,058,408
Cost of products and services sold		(136,542,379)		(105,022,154)		(70,190,038)
Gross profit		7,364,903		4,902,951		4,012,739
Operating income (expenses)
Selling and marketing		(2,141,985)		(1,928,605)		(1,590,778)
Loss allowance (reversion) for expected credit losses				3,123		(15,281)
General and administrative expenses		(1,540,933)		(1,289,104)		(921,975)
Gain (loss) on disposal of property, plant and equipment and intangible assets		169,289		184,237		85,455
Other operating income (expenses), net		(514,522)		94,585		62,278
Operating income (loss)		3,336,752		1,967,187		1,632,438
Share of profit (loss) of subsidiaries, joint ventures and associates		12,181		(361)		(593)
Income (loss) before finance result and income and social contribution taxes		3,348,933		1,966,826		1,631,845
Depreciation of PP&E and amortization of intangible assets charges		732,241		627,742		576,643
Amortization of contractual assets with customers – exclusive rights		505,253		282,521		289,436
Amortization of right-of-use assets		288,419		254,531		237,576
Total of depreciation and amortization		1,525,913		1,164,794		1,103,655
Reportable segments [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties		272,574		198,406		144,369
Others [member]
Income
Net revenue from sales and services	[1]	218,770	[2]	22,452	[3]	48,325	[3]
Transactions with third parties	[1]	216,024	[2]	6,143	[3]	352	[3]
Cost of products and services sold	[1]	(185,914)	[2]	(70)	[3]	207	[3]
Gross profit	[1]	32,856	[2]	22,522	[3]	48,532	[3]
Operating income (expenses)
Selling and marketing	[1]	(561)	[2]	(6,184)	[3]	(5,093)	[3]
Loss allowance (reversion) for expected credit losses	[1],[3]			0		0
General and administrative expenses	[1]	(320,657)	[2]	(198,044)	[3]	(131,673)	[3]
Gain (loss) on disposal of property, plant and equipment and intangible assets	[1]	2,848	[2]	(48)	[3]	0	[3]
Other operating income (expenses), net	[1]	1,879	[2]	1,581	[3]	1,756	[3]
Operating income (loss)	[1]	(283,635)	[2]	(180,173)	[3]	(86,478)	[3]
Share of profit (loss) of subsidiaries, joint ventures and associates	[1]	26,100	[2]	(17,273)	[3]	(43,438)	[3]
Income (loss) before finance result and income and social contribution taxes	[1]	(257,535)	[2]	(197,446)	[3]	(129,916)	[3]
Depreciation of PP&E and amortization of intangible assets charges	[1]	44,738	[2]	25,376	[3]	18,888	[3]
Amortization of contractual assets with customers – exclusive rights	[1]	0	[2]	0	[3]	0	[3]
Amortization of right-of-use assets	[1]	3,940	[2]	6,185	[3]	5,094	[3]
Total of depreciation and amortization	[1]	48,678	[2]	31,561	[3]	23,982	[3]
Others [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties	[1]	R$ 2,746	[2]	16,309	[3]	48,677	[3]
Abastece Aí [member]
Income
Net revenue from sales and services				84,733		17,223
Transactions with third parties				84,733		17,223
Cost of products and services sold				0		0
Gross profit				84,733		17,223
Operating income (expenses)
Selling and marketing				(71,345)		(13,945)
Loss allowance (reversion) for expected credit losses				0		0
General and administrative expenses				(113,544)		(33,164)
Gain (loss) on disposal of property, plant and equipment and intangible assets				(9)		0
Other operating income (expenses), net				5,159		920
Operating income (loss)				(95,006)		(28,966)
Share of profit (loss) of subsidiaries, joint ventures and associates				0		0
Income (loss) before finance result and income and social contribution taxes				(95,006)		(28,966)
Depreciation of PP&E and amortization of intangible assets charges				14,365		4,053
Amortization of contractual assets with customers – exclusive rights				0		0
Amortization of right-of-use assets				267		40
Total of depreciation and amortization				14,632		4,093
Abastece Aí [member] | Elimination of intersegment amounts [member]
Income
Transactions with third parties				R$ 0		R$ 0

[1]	Includes in the line “General and administrative” and revenue on disposal of PP&E and intangibles the amount of R$ 157,621 in 2022 (R$ 154,640 in 2021 and R$ 87,363 in 2020) of expenses related to Ultrapar's holding structure, including the Presidency, Financial Board, Legal Board, Board of Directors and Fiscal Council, Risk, Compliance and Audit Board and Sustainability Board.
[2]	The “Others” column consists of financial income and expenses, income and social contribution taxes of the segments, the parent company Ultrapar and subsidiaries Abastece aí, Millenium, Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint ventures of ConectCar, until June 30, 2021, and RPR. In 2022, Ultrapar has ceased to present Abastece Aí as a separate segment,due to the small relevance of this business relative to the overall results of the Company.
[3]	The “Others” column consists of financial income and expenses, income and social contribution taxes of the segments, the parent company Ultrapar and subsidiaries Abastece aí, Millenium, Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint ventures of ConectCar, until June 30, 2021, and RPR.